Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
SHARE CAPITAL
12.	SHARE CAPITAL

(a)	Authorized	Unlimited number of common shares without par value

As at December 31, 2023, the Company had 570,462 common shares issued and outstanding (2022-64,098 or 33,868,560 before the 1-100 and 1-7 reverse splits).

On December 4, 2023  the Company consolidated (each a “Share”) its common shares on the basis of 7 pre-consolidation Shares for one (1) post-consolidation share. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.

On August 3, 2023  the Company consolidated (each a “Share”) its common shares on the basis of 100 pre-consolidation Shares for one (1) post-consolidation share. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.

On September 24, 2020, the Company consolidated (each a “Share”) its common shares on the basis of 145 pre-consolidation Shares for one (1) post-consolidation share. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.

(b)	Common share transactions

Transactions for the year ended December 31, 2023 are as follows:

On January 19, 2023, Siyata entered into warrant exercise agreements with fourteen existing accredited investors to exercise certain outstanding warrants to purchase up to an aggregate of 25,775 (18,042,857 before the 1-100 and 1-7 reverse splits) of the Company’s common shares. In consideration for the immediate exercise of the outstanding warrants for cash, the Company agreed to reduce the exercise price from $161.00 ($0.23 before the 1-100 and 1-7 reverse splits). to $140.00 ($0.20 before the 1-100 and 1-7 reverse splits). Per share and issue new unregistered warrants to purchase up to an aggregate of 25,775 (18,042,857 before the 1-100 and 1-7 reverse splits).common shares with an exercise price of $140.00 ($0.20 before the 1-100 and 1-7 reverse splits) per share. The gross proceeds to the Company from the exercise totaled approximately $3,608,571, prior to deducting warrant inducement agent fees and offering expenses. The new warrants are exercisable immediately upon issuance at an exercise price of $140.00 ($0.20 before the 1-100 and 1-7 reverse splits) per share and have a term of exercise equal to five years. In connection with the exercise, the Company will be required pursuant to the terms of 4,270 (2,989,130 (before the 1-100 and 1-7 reverse splits) of its remaining unexercised common share purchase warrants, to reduce the exercise price of such warrants from $16.10 ($0.23 before the 1-100 and 1-7 reverse splits). to $140.00 ($0.20 before the 1-100 and 1-7 reverse splits)

On March 30, 2023, the SEC accepted the registration statement of the Company to the effect that all of the 30,045 (21,031,987 before the 1-100 and 1-7 reverse splits) outstanding $14.00 ($0.20 before the 1-100 and 1-7 reverse splits) warrants become immediately a cashless exercise and their underlying shares become immediately tradeable. Therefore in the first week of April 2023, 24,453 (17,116,987 before the 1-100 and 1-7 reverse splits) warrants were exercised cashless in exchange for 24,453 (17,116,987 before the 1-100 and 1-7 reverse splits) common shares of the Company with 5,593 (3,915,000 before the 1-100 and 1-7 reverse splits) cashless warrants were exercised cashless in June 2023.

On June 28, 2023 the Company issued 71,428 (50,000,000 before the 1-100 and 1-7 reverse splits) at $31.50 ($0.045 before the 1-100 and 1-7 reverse splits) per share for gross proceeds of $2,250,000 before offering expenses and other expenses included in share issuance costs.

On July 13, 2023, the Company issued 73,500 (51,450,000 before the 1-100 and 1-7 reverse splits) shares at $31.50 ($0.045 before the 1-100 and 1-7 reverse splits) per share for gross proceeds of $2,315,250 before offering expenses and other expenses included in share issuance costs.

The Company closed an equity offering on October 31, 2023. at a price of $4.55 ($0.65 before the 1-7 reverse stock split) on 267,143 common shares (1,870,000 before the 1-7 reverse stock split) for gross proceeds of $1,215,500 and for a purchase price of $4.48 per warrant ($0.64 before the 1-7 reverse stock split) on 75,714 pre-funded warrants to purchase common shares (530,000 before the 1-7 reverse stock split) for gross proceeds of $339,200. Total offering gross proceeds received of $1,554,700 prior to share issuance costs. The Company allocated the gross proceeds firstly to the warrant liabilities, with the remainder to the common shares. Direct costs have been allocated based on the percentage allocation of the proceeds.

On November 1, 2023, 25,714 of the prefunded warrants (180,000 before the 1-7 reverse stock split) were exercised. In lieu of the warrant holders paying the $0.07 ($0.01 before the 1-7 reverse stock split) to exercise the option of these warrants, the warrant holder chose the cashless exercise option and received 177,313 common shares (25,330 before the 1-7 reverse stock split).

On December 12, 2023, 12,977 prefunded warrants (90,839 before the 1-7 reverse stock split) of the 50,000 (350,000 before the 1-7 reverse stock split)) owned by Lind Partners were exercised by paying $0.07 per warrant (($0.01 before the 1-7 reverse stock split).

Transactions for the year ended December 31, 2022 are as follows:

●	On January 11, 2022, the Company completed an underwritten public offering in the United States, raising a total of $20,013,043 in gross proceeds. The Company allocated the gross proceeds firstly to the warrant liabilities, with the remainder to the common shares. Direct costs have been allocated based on the percentage allocation of the proceeds.

The underwritten public offering resulted in the sale to the public of 10.308 (7,215,652 before the 1-100 and 1-7 reverse splits) Units at $161 ($0.23 before the 1-100 and 1-7 reverse splits) per Unit, with each Unit being comprised of 700 (one before the 1-100 and 1-7 reverse splits) common share and 700 (one before the 1-100 and 1-7 reverse splits) warrant (the “Unit Warrants”) exercisable at $1,610 ($2.30 before the 1-100 and 1-7 reverse splits) per share. The Unit warrants are exercisable immediately and have a term of 5 years. Gross proceeds of $10,936,974 were allocated to the common shares, and $5,395,878 to warrant liability.

In addition, the Company issued 2,114 (1,480,000 before the 1-100 and 1-7 reverse splits) pre-funded units (“Pre-Funded Units”) at $1,603 ($2.29 before the 1-100 and 1-7 reverse splits) per Pre-Funded Unit. 700 (one before the 1-100 and 1-7 reverse splits) Pre-Funded Unit is comprised of 700 (one before the 1-100 and 1-7 reverse splits) one-pre-funded warrant (a “Pre-Funded Warrant”) to purchase 700 ((one before the 1-100 and 1-7 reverse splits) common share, and 700 (one before the 1-100 and 1-7 reverse splits) warrant to purchase 700 (one before the 1-100 and 1-7 reverse splits) common share. The Pre-Funded Warrant allows the holder to acquire 700 ((one before the 1-100 and 1-7 reverse splits) common share of the Company at an exercise price of $7.00 ($0.01 before the 1-100 and 1-7 reverse splits) per common share, and 700 (one before the 1-100 and 1-7 reverse splits) warrants to purchase 700 (one before the 1-100 and 1-7 reverse splits) common share at an exercise price of $1,610.00 ($2.30 before the 1-100 and 1-7 reverse splits)per share.

The warrants are exercisable immediately and have a term of 5 years. Each Pre-Funded Warrant is exercisable immediately and is exercisable until all Pre-Funded Warrants are exercised. Proceeds of $2,560,400 were allocated to the pre-funded warrants, and $1,106,747 to the warrant liability.

The Company determined that the pre-funded warrants within the Pre-funded Units are common shares in substance as they require only a minimal exercise price of $7.00 ($0.01 before the 1-100 and 1-7 reverse splits). In addition, the underwriting agreement includes both the Units and Pe-funded Units and were negotiated together in the equity raise. Given that the purpose of the Prefunded Unit is in substance the same as that of the Unit (i.e., resulting in the ownership of both common shares and common share warrants) and that the terms of the warrants in both the Units and Prefunded Units are the same (i.e., the obligations of the Company for the units are the same), the Company determined that the Units and Pre-funded Units are closely related and should be combined into one unit of account for the purposes of allocating proceeds.

Therefore, the proceeds from the sale of the Units and Pre-funded Units are combined and allocated among the common shares, pre-funded warrants, and the common share warrants using the residual method, with the warrant liability being initially recognized at fair value as of the registration date and the residual amount being allocated to the common shares (i.e., equity).

The Company concurrently sold an additional 1,863 (1,304,347 before the 1-100 and 1-7 reverse splits) warrants to purchase 11,863 (1,304,347 before the 1-100 and 1-7 reverse splits) common shares exercisable at $1,610.00 ($2.30 before the 1-100 and 1-7 reverse splits) per share (the “Option Warrants”) pursuant to an over-allotment option exercised by the underwriter. The exercise price of the warrants issued in connection with the exercise of the over-allotment option was $6.79 ($0.0097 before the 1-100 and 1-7 reverse splits) per warrant. Each Option Warrant is exercisable immediately and has a term of five years from the issue date. Proceeds of $975,393 were allocated to the option warrant liability. As the fair value of the warrant liability exceeded the proceeds received on the warrants of $13,043, a fair value loss of $962,350 was recognized in the statement of profit and loss as a fair value change in the opening warrant liability.

The fair value of the common shares and pre-funded units was determined by reference to the market price on the day of the offering, which was $1,211 ($1.73 before the 1-100 and 1-7 reverse splits) per share. The Unit Warrants, Warrants, and Option Warrants were valued using the Black-Scholes model using the following assumptions: initial stock price $1,211 ($1.73 before the 1-100 and 1-7 reverse splits), strike rate $161.00 ($2.30 before the 1-100 and 1-7 reverse splits), dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%.

The Company also issued warrants to the placement agents to purchase 621 (434,783 before the 1-100 and 1-7 reverse splits) common shares at an exercise price of $1,771($2.53 before the 1-100 and 1-7 reverse splits) per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $1,211 ($1.73 before the 1-100 and 1-7 reverse splits), strike rate $1,771 ($2.53 before the 1-100 and 1-7 reverse splits), dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%.

The Company assessed that the warrants issued under the public offering, excluding the Placement Agent Warrants did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss, and revalued at the end of each period. The Placement Agent Warrants were assessed under IFRS 2 Share Based Payments, as equity-settled share-based payments and have been recorded in equity.

The direct costs related to the issuance of the common shares and warrants issued in the January 2022 underwritten public offering were $2,016,895, including the value of the Placement Agent Warrants. Direct costs of $965,248 were allocated to the warrant liability and expensed immediately in profit and loss. During the period, 2,114 (1,480,000 before the 1-100 and 1-7 reverse splits) Pre-Funded Warrants were exercised for gross proceeds of $14,800, converting into 2,114 (1,480,000 before the 1-100 and 1-7 reverse splits) 0common shares that were fully issued.

●	On March 31, 2022, as part of the ClearRF acquisition, the Company issued 199 (138,958 before the 1-100 and 1-7 reverse splits) shares to the vendor with a fair value of $190,094.

●	The Company issued 221 (155,000 before the 1-100 and 1-7 reverse splits) common shares, with a fair value of $170,500 ($770- $1.10 before the 1-100 and 1-7 reverse splits per share) to consultants as part of their compensation for services rendered.

●	The Company issued 1,220 (854,219 before the 1-100 and 1-7 reverse splits) common shares with a fair value of $1,002,461 as combined payments of the monthly principal repayment of $400,000 for the months of May and June 2022 payable in shares per the terms of the promissory note.

●	The Company issued 43 (30,000 before the 1-100 and 1-7 reverse splits) shares with a fair value of $22,200 ($518-$0.74 before the 1-100 and 1-7 reverse splits per share) resulting from a supplier converting RSU’s into common shares.

●	The Company issued 86 (60,000 before the 1-100 and 1-7 reverse splits) shares, with a fair value of $61,800 ($721.00 -$1.03 before the 1-100 and 1-7 reverse splits per share), to a supplier as partial compensation according to their contractual agreements.

●	The Company issued 578 (404,859 before the 1-100 and 1-7 reverse splits) shares, with a fair value of $441,296 ($763.00-$1.09 before the 1-100 and 1-7 reverse splits per share) as payment for the monthly principal repayment of $400,000 on the promissory note.

●	The Company issued 978 (684,932 before the 1-100 and 1-7 reverse splits) shares, with a fair value of $520,548 ($532.00-$0.76 before the 1-100 and 1-7 reverse splits per share), as payment for the monthly principal repayment of $400,000 on the promissory note.

●	On October 12, 2022, the Company completed an underwritten public offering in the United States, raising a total of $3,986,100 in gross proceeds. The Company allocated the gross proceeds and direct costs between the units, pre-funded units and related warrants using the residual method.

The underwritten public offering resulted in the sale to the public of 22,586 (15,810,000 before the 1-100 and 1-7 reverse splits) Units at $161.00 ($0.23 before the 1-100 and 1-7 reverse splits) per Unit, with each 700 (one before the 1-100 and 1-7 reverse splits) Unit being comprised of 700 (one before the 1-100 and 1-7 reverse splits) common share and 700 (one before the 1-100 and 1-7 reverse splits) warrant (the “Unit Warrants”) exercisable at $98.00 ( $0.14 700 (one before the 1-100 and 1-7 reverse splits) per share. The Unit Warrants are exercisable immediately and have a term of 5 years.

In addition, the Company issued 2,271 (1,590,000 700 (one before the 1-100 and 1-7 reverse splits) pre-funded units (“Pre-Funded Units”) at $154.00 ($0.22 700 (one before the 1-100 and 1-7 reverse splits) per Pre-Funded Unit. 700 (one before the 1-100 and 1-7 reverse splits) Pre-Funded Units are comprised of 700 (one before the 1-100 and 1-7 reverse splits) -pre-funded warrant (a “Pre-Funded Warrant”) to purchase 700 (one before the 1-100 and 1-7 reverse splits) common share, and 700 (one before the 1-100 and 1-7 reverse splits) e warrant to purchase 700 (one before the 1-100 and 1-7 reverse splits) common share. The Pre-Funded Warrant allows the holder to acquire 700 (one before the 1-100 and 1-7 reverse splits) common shares of the Company at an exercise price of $7.00($0.01 before the 1-100 and 1-7 reverse splits) per common share, and 700 (one before the 1-100 and 1-7 reverse splits) warrants to purchase 700 (one before the 1-100 and 1-7 reverse splits) common shares at an exercise price of $98.00 ($0.14 before the 1-100 and 1-7 reverse splits per share. The warrants are exercisable immediately and have a term of 5 years. Each Pre-Funded Warrant is exercisable immediately and is exercisable until all Pre-Funded Warrants are exercised.

The Company determined that the pre-funded warrants within the Pre-funded Units are common shares in substance, as they require only a minimal exercise price of $7.00 ($0.01 before the 1-100 and 1-7 reverse splits. In addition, the underwriting agreement includes both the Units and Pe-funded Units and were negotiated together in the equity raise. Given that the purpose of the Prefunded Unit is in substance the same as that of the Unit (i.e., resulting in the ownership of both common shares and common share warrants) and that the terms of the warrants in both the Units and Prefunded Units are the same (i.e., the obligations of the Company for the units are the same), the Company determined that the Units and Pre-funded Units are closely related and should be combined into one unit of account for the purposes of allocating proceeds.

Therefore, the proceeds from the sale of the Units and Pre-funded Units are combined and allocated among the common shares, pre-funded warrants, and the common share warrants, with the warrant liability being initially recognized at fair value as of the registration date and the residual amount being allocated to the common shares (i.e., equity).

The common share warrants were fair valued using a Black-Scholes model using the following assumptions: initial stock price $98.00 ($0.14 before the 1-100 and 1-7 reverse splits, strike rate $161.00 ($0.23 before the 1-100 and 1-7 reverse splits, dividend yield 0%, term 5 years, volatility 135.0% and risk-free rate 4.08%.

As the warrants are treated as a liability, the residual value method under IAS 32 was utilized to allocate the total proceeds of the issuance.

The residual value to be allocated to common shares is:

Gross proceeds	$3,986,100
Less: total fair value of warrant liability	(2,288,327)
Residual value to common shares	$1,697,773

Refer to Note 11 for additional information about the warrant liability and the residual value method under IAS 32.

The Company paid a 7% Placement Agent Fee of $279,027 and other offering expenses (e.g., legal expenses, accounting fees) of $185,871 for total net proceeds of $3,521,202. Direct costs of $433,353 were allocated to the warrant liability and expensed immediately in profit and loss.

In addition, the Company issued 2,484 (1,739,130 before the 1-100 and 1-7 reverse splits) common share warrants with an exercise price of $161.00 ( $0.23 before the 1-100 and 1-7 reverse splits) to the holders of previously issued convertible note to entice the holder to waive their right to block the October 12, 2022 equity offering (“waiver warrants”). The waiver warrants were fair valued using a Black-Scholes model using the following assumptions: initial stock price $98.00 ($0.14 before the 1-100 and 1-7 reverse splits, strike rate $161.00 ($0.23 before the 1-100 and 1-7 reverse splits,, dividend yield 0%, term 5 years, volatility 135.0% and risk-free rate 4.08%. The fair value of the waiver warrants of $206,485 was treated as a share issuance cost.

Previous warrants and a convertible note issued by the Company have an anti-dilutive provision (“ratchet provision”) which changes the strike price/conversion price of the previously issued warrants/convertible note, respectively, to the price of the common units newly issued by the Company. The value of the previously issued warrants and convertible note were $96,800 and $597,966, respectively, immediately prior to the effect of the ratchet provision. The Impact of the ratchet provision was accounted for as a component of the fair value of the related instruments.

(c)	Stock options

The Company has a shareholder-approved “rolling” stock option plan (the “Plan”) in compliance with Nasdaq policies. Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.

A summary of the Company’s stock option activity is as follows:

	Number of	Weighted Average
	Stock Options	Exercise Price
Outstanding options, December 31, 2021	592	$9,716.00
Granted	1,636	805.00
Expired/Cancelled	(76)	(21,630.00)
Outstanding options, December 31, 2022	2,152	$2,520.90
Granted	-	-
Expired/Cancelled	(22)	39,038.00
Outstanding options, December 31, 2023	2,130	$2,161.29

As at December 31, 2023 stock options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
15-Jan-19	1	1	37,800	15-Jan-24	0.04
21-Mar-19	18	18	41,300	21-Mar-24	0.22
1-Jan-20	3	3	39,038	1-Jan-24	0.00
15-Nov-20	136	136	4,200	15-Nov-30	6.88
15-Nov-20	231	231	4,200	15-Nov-25	1.88
2-Jan-21	81	81	8,050	2-Jan-26	2.01
2-Jan-21	7	7	8,050	2-Jan-31	7.01
18-Jan-21	17	17	8,050	18-Jan-26	2.05
1-Jan-22	29	29	2,800	29-Oct-26	2.83
13-Apr-22	1,136	663	770	13-Apr-27	3.28
12-Jul-22	471	236	770	12-Jul-25	1.53
Total	2,130	1,422	$2,161		2.89

Transactions for the year ended December 31, 2022 are as follows:

●	On January 1, 2022, the Company granted 29 (20,000 before the 1-100 and 1-7 reverse splits) stock options at $2,800.00 ($4.00 before the 1-100 and 1-7 reverse splits) per share that vest in 8 equal quarterly periods with the first vesting occurring on the grant date. The fair value on the date of the grant was $54,480 ($1,878 ($2.724 before the 1-100 and 1-7 reverse splits per option).

●	On April 13, 2022, the Company granted 1,136 (795,000 before the 1-100 and 1-7 reverse splits) stock options to executives and employees at an exercise price of $770($1.10 before the 1-100 and 1-7 reverse splits) per share. These options vest quarterly over three years period with the first vesting taking place at the date of the grant. The fair value of these options on the date of the grant is $475,888 ( $418.91-$0.5986 before the 1-100 and 1-7 reverse splits per share).

●	On July 12, 2022, the Company granted 471 (330,000 before the 1-100 and 1-7 reverse splits) stock options, at an exercise price of $770 ($1.10 before the 1-100 and 1-7 reverse splits) per share, and 171 (120,000 before the 1-100 and 1-7 reverse splits RSU’s to employees and consultants with a fair value of $770 ($1.10 before the 1-100 and 1-7 reverse splits) per share. Of these 171 (120,000 before the 1-100 and 1-7 reverse splits) RSU’s granted, 43 (30,000 before the 1-100 and 1-7 reverse splits) vested immediately and were converted into common shares of the Company and the remaining 129 (90,000 before the 1-100 and 1-7 reverse splits) RSU’s vest quarterly with the first vesting of 11 (7,500 before the 1-100 and 1-7 reverse splits) taking place on the date of the grant and 11 equal quarterly vesting of 11 (7,500 before the 1-100 and 1-7 reverse splits) RSU’s per quarter thereafter. Of these 471 (330,000 before the 1-100 and 1-7 reverse splits) stock options granted, they vest quarterly with the first vesting of 39 (27,500 before the 1-100 and 1-7 reverse splits) taking place on the date of the grant and 11 equal quarterly vesting of 39 27,500 before the 1-100 and 1-7 reverse splits) RSU’s per quarter thereafter. The fair value of these options on the date of the grant is $173,191 ($367.71-$0.5248 before the 1-100 and 1-7 reverse splits per share).

(d)	Restricted share units

The Company approved on February 14, 2022, the addition of the issuance of restricted share units to the existing executive stock option plan.

A summary of the Company’s restricted share unit activity during the year ended December 31, 2023 is as follows:

		Weighted Average
	Number of RSU's	Issue Price
Outstanding RSU, December 31, 2021	-	$-
Granted	4,564	735.56
Exercised	(43)	(721.00)
Outstanding RSU, December 31, 2022	4,521	$735.14
Granted	-	-
Exercised/cancelled	(131)	(770.00)
Outstanding RSU, December 31, 2023	4,390	$734.15

Transactions for the year ended December 31, 2022, are as follows:

●	On March 9, 2022, the Company granted 643 (450,000 before the 1-100 and 1-7 reverse splits) RSU’s to Directors that vest immediately. On the date of granting, the fair value and stock price was $721 ($1.03 before the 1-100 and 1-7 reverse splits) per share.

●	On March 9, 2022, the Company granted 2,571 (1,800,000 before the 1-100 and 1-7 reverse splits) RSU’s to a Director that vest quarterly over 12 periods with the first vesting of 214 (150,000 before the 1-100 and 1-7 reverse splits) RSU’s occurring on the date of the granted and another of 214 (150,000 before the 1-100 and 1-7 reverse splits) vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value was $721 ($1.03 before the 1-100 and 1-7 reverse splits) per share..

●	On April 13, 2022, the Company granted 343 (240,000 before the 1-100 and 1-7 reverse splits) RSU’s to consultants that vest immediately. On the date of granting, the fair value was $770 ($1.10 before the 1-100 and 1-7 reverse splits) per share.

●	On April 13, 2022, the Company granted 836 (585,000 before the 1-100 and 1-7 reverse splits) RSU’s to employees of the Company that vest quarterly over 12 periods with the first vesting of 70 (48,750 before the 1-100 and 1-7 reverse splits) RSU’s occurring on the date of the granted and another 70 (48,750 before the 1-100 and 1-7 reverse splits) RSU’s vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value was $770 ($1.10 before the 1-100 and 1-7 reverse splits) per share..

●	On July 12, 2022, the Company granted 129 (90,000 $770 ($1.10 before the 1-100 and 1-7 reverse splits) RSU’s, to a consultant of the Company, that vest quarterly over 12 periods with the first vesting of 11 (7,500 before the 1-100 and 1-7 reverse splits) RSU’s occurring on the date of the granted and another 11 (7,500 before the 1-100 and 1-7 reverse splits) RSU’s vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value was $770 ($1.10 before the 1-100 and 1-7 reverse splits) per share..

(e)	Agents’ options

A summary of the Company’s agent options activity is as follows:

		Weighted average
	Number of options	exercise price
Outstanding agent options, December 31, 2021	637	$5,257
Granted	696	$1,757
Expired	(2)	$14,343
Outstanding agent options, December 31, 2022	1,331	$3,413
Granted	17,143	$5
Outstanding agent options, December 31, 2023	18,474	$250

As at December 31, 2023 agent options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

29-Sep-20	162	162	$4,620.00	28-Sep-25	1.75
29-Sep-20	380	380	$4,795.00	28-Sep-25	1.75
31-Dec-20	92	92	$8,050.00	30-Jun-24	0.50
11-Jan-22	621	621	$1,771.00	11-Jan-27	3.03
1-Apr-22	76	76	$1,610.00	8-Mar-27	3.19
31-Oct-23	17,143	0	$5.01	31-Oct-28	4.84
Total	18,474	1,331	250.03		4.66

Transactions for the year ended December 31, 2023, are as follows:

On October 31, 2023, 120,000 warrants (17,143 post 7-1 reverse split), were issued to the placement agents with a strike price at 110% of the issue price of the common stock- $0.715 pre-split ($5.005 post split) on October 31, 2023. These warrants also had a cashless exercise provision, The warrants also are contingently redeemable at the option of the holder upon the occurrence of any fundamental transactions as defined in the Placement Agent Common Shares Purchase Warrant Certificate. The warrants expire on October 31, 2028. The initial exercise period commences on April 28, 2024.

The placement agent did not provide valuation of the services provided to the Company. As a result, management is unable to determine reliable value, and per IFRS 2.10, the fair value of the equity instruments would then be used. As a result, the fair value of the instruments was determined through reference to the fair value of the equity instruments, as the fair value of the services was determined that it could not be measured reliably.

Management has concluded the issuance of the placement warrants was an incremental cost directly attributable to the issuance of common shares and pre-funded warrants, as the Company would not have issued the placement warrants if the Company had not issued the common shares and the pre-funded warrants. Therefore, the fair value of the placement warrants are included in the transaction costs associated with the issuance. The placement warrants were fair valued using a Black-Scholes method.

The fair value of the placement agents warrants as at December 31, 2023 was $66,237 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price $4.55 ($0.65 before 1-7 reverse stock splits). strike rate $5.005 ($0715 before the 1-7 reverse stock splits); expected volatility: 125%; dividend yield 0%; risk free rate: 4.76%.

Transactions for the year ended December 31, 2022, are as follows:

●	The Company also issued warrants to the placement agents to purchase 621 (434,783 before the 1-100 and 1-7 reverse splits) common shares at an exercise price of $1,771 ($2.53 before the 1-100 and 1-7 reverse splits)per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $1,211 ( $1.73 before the 1-100 and 1-7 reverse splits), strike rate of $1,771 ($2.53 before the 1-100 and 1-7 reverse splits), dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%. The Company also issued 75 (52,500 before the 1-100 and 1-7 reverse splits) agent’s options with a fair value of $61,950 with an exercise price of $1,610 ($2.30 before the 1-100 and 1-7 reverse splits).

(f)	Share purchase warrants and Pre-funded warrants

A summary of the Company’s share purchase warrant activity is as follows:

	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2021	7,316	6,923
Granted	41,627	658
Expired	(183)	23,429
Outstanding, December 31, 2022	48,760	1,513
Granted	101,490	39
Exercised	(94,513)	290
Outstanding, December 31, 2023	55,737	902

At December 31, 2023 the share purchase warrants outstanding are as follows:

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
29-Sep-20	2,579	4,795.00	28-Sep-25
31-Dec-20	1,849	8,050.00	30-Jun-24
11-Jan-22	14,286	1,610.00	10-Jan-27
31-Oct-23	37,023	0.07	31-Oct-28
Total	55,737	$901.62

Transactions for the year ended December 31, 2023 are as follows:

On January 19, 2023, Siyata entered into warrant exercise agreements with fourteen existing accredited investors to exercise certain outstanding warrants to purchase up to an aggregate of 25,775 (18,042,857 before the 1-100 and 1-7 reverse splits) of the Company’s common shares. In consideration for the immediate exercise of the outstanding warrants for cash, the Company agreed to reduce the exercise price from $161 ($0.23 before the 1-100 and 1-7 reverse splits). to $140.00 ($0.20 before the 1-100 and 1-7 reverse splits). Per share and issue new unregistered warrants to purchase up to an aggregate of 25,775 (18,042,857 before the 1-100 and 1-7 reverse splits).common shares with an exercise price of $140.00 ($0.20 before the 1-100 and 1-7 reverse splits) per share. The gross proceeds to the Company from the exercise totaled approximately $3,608,571, prior to deducting warrant inducement agent fees and offering expenses. The new warrants are exercisable immediately upon issuance at an exercise price of $140.00 ($0.20 before the 1-100 and 1-7 reverse splits) per share and have a term of exercise equal to five years. In connection with the exercise, the Company will be required pursuant to the terms of 4,270 (2,989,130 (before the 1-100 and 1-7 reverse splits) of its remaining unexercised common share purchase warrants, to reduce the exercise price of such warrants from ($0.23 before the 1-100 and 1-7 reverse splits). to $1,400 ($0.20 before the 1-100 and 1-7 reverse splits).

On March 30, 2023, the SEC accepted the registration statement of the Company to the effect that all of the 30,045 (21,031,987 before the 1-100 and 1-7 reverse splits) outstanding $140 ($0.20 before the 1-100 and 1-7 reverse splits) warrants become immediately a cashless exercise and their underlying shares become immediately tradeable. Therefore in the first week of April 2023, 24,453 (17,116,987 before the 1-100 and 1-7 reverse splits) warrants were exercised cashless in exchange for 24,453 (17,116,987 before the 1-100 and 1-7 reverse splits) common shares of the Company with 5,593 (3,915,000 before the 1-100 and 1-7 reverse splits) cashless warrants were exercised cashless in June 2023.

The Company closed an equity offering on October 31, 2023. at a price of $4.55 ($0.65 before the 1-7 reverse stock split) on 267,143 common shares (1,870,000 before the 1-7 reverse stock split) for gross proceeds of $1,215,500 and for a purchase price of $4.48 per warrant ($0.64 before the 1-7 reverse stock split) on 75,714 pre-funded warrants to purchase common shares (530,000 before the 1-7 reverse stock split) for gross proceeds of $339,200. Total offering gross proceeds received of $1,554,700 prior to share issuance costs. The Company allocated the gross proceeds firstly to the warrant liabilities, with the remainder to the common shares. Direct costs have been allocated based on the percentage allocation of the proceeds.

On November 1, 2023, 25,714 of the prefunded warrants (180,000 before the 1-7 reverse stock split) were exercised. In lieu of the warrant holders paying the $0.07 ($0.01 before the 1-7 reverse stock split) to exercise the option of these warrants, the warrant holder chose the cashless exercise option and received 177,313 common shares (25,330 before the 1-7 reverse stock split).

On December 12, 2023, 12,977 prefunded warrants (90,839 before the 1-7 reverse stock split) of the 50,000 (350,000 before the 1-7 reverse stock split)) owned by Lind Partners were exercised by paying $0.07 per warrant (($0.01 before the 1-7 reverse stock split).

(f)	Share purchase warrants and Pre-funded warrants (cont’d)

Transactions for the year ended December 31, 2022 are as follows:

●	183 (128,386 before the 1-110 and 1-7 reverse stock split) share purchase warrant expired in 2022.

●	On January 11, 2022 as part of an underwritten public offering, the Company issued a total of 14,286 (9,999,999 before the 1-110 and 1-7 reverse stock split) share purchase warrants, exercisable at ($1,610 ($2.30 before the 1-110 and 1-7 reverse stock split) per warrant and with a term of five years.

●	On October 12, 2022 as part of the underwritten public offering, the Company issued at total of 24,857 (17,400,000 before the 1-110 and 1-7 reverse stock split) share purchase warrants, exercisable at $0.14 per warrant and with at term of five years.